FINANCIAL REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL REPORTING BY SEGMENT
FINANCIAL REPORTING BY SEGMENT

3 – FINANCIAL REPORTING BY SEGMENT

The Company provides financial information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses performance of operating segments based on the operating income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

●	Operation in Chile
●	Operation in Brazil
●	Operation in Argentina
●	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and revenue associated with the Corporate Officer were assigned to the operation in Chile in the soft drinks segment because Chile is the country that manages and pays the corporate expenses, which would also be substantially incurred, regardless of the existence of subsidiaries abroad.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income of the Company.

A summary of the Company’s operations by segment according to IFRS is as follows:

					Inter-
	Operation in	Operation in	Operation in	Operation	country	Consolidated,
For the period ended December 31, 2021	Chile	Argentina	Brazil	in Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	480,157,607	419,724,122	313,147,740	134,284,020	(904,603)	1,346,408,886
Other beverages	495,138,445	97,742,388	226,109,683	34,932,160	(587)	853,922,089
Packaging	—	19,488,958	—	—	(3,087,340)	16,401,618
Revenues from ordinary activities	975,296,052	536,955,468	539,257,423	169,216,180	(3,992,530)	2,216,732,593
Cost of sales	(630,862,197)	(296,090,157)	(361,323,450)	(91,109,499)	3,992,530	(1,375,392,773)
Distribution expenses	(78,995,679)	(78,019,531)	(33,458,924)	(9,478,239)	—	(199,952,373)
Administrative expenses	(142,762,661)	(110,329,089)	(71,995,712)	(23,862,401)	—	(348,949,863)
Financial income	(2,936,819)	5,011,888	5,327,527	389,273	—	7,791,869
Financial costs	(27,669,541)	(577,941)	(24,744,974)	-	—	(52,992,456)
Net financial costs	(30,606,360)	4,433,947	(19,417,447)	389,273	—	(45,200,587)
Share of entity in income of associates accounted for using the equity method, total	2,799,437	—	293,665	-	—	3,093,102
Income tax expense	(15,756,620)	(25,697,558)	82,395	(4,805,537)	—	(46,177,320)
Oher income (expenses)	(29,072,689)	(10,652,582)	(7,834,863)	439,023	—	(47,121,111)
Net income of the segment reported	50,039,283	20,600,498	45,603,087	40,788,800	—	157,031,668

Depreciation and amortization	38,189,190	32,863,821	23,647,789	10,074,503	—	104,775,303
Current assets	626,277,188	117,319,226	183,268,173	64,121,536	—	990,986,123
Non-current assets	739,113,114	216,757,538	720,101,674	279,148,198	—	1,955,120,524
Segment assets, total	1,365,390,302	334,076,764	903,369,847	343,269,734	—	2,946,106,647

Carrying amount in associates accounted for using the equity method, total	52,519,831	—	38,969,363	—	—	91,489,194
Segment disbursements of non-monetary assets	53,513,835	33,789,235	30,171,387	21,381,700	—	138,856,157

Current liabilities	283,835,866	101,832,549	109,691,047	34,207,817	—	529,567,279
Non-current liabilities	743,108,008	20,388,886	534,386,761	17,242,154	—	1,315,125,809
Segment liabilities, total	1,026,943,874	122,221,435	644,077,808	51,449,971	—	1,844,693,088

Cash flows (used in) provided by in Operating Activities	181,679,320	55,490,096	36,121,074	31,764,493	—	305,054,983
Cash flows (used in) provided by Investing Activities	(108,283,362)	(33,789,408)	(32,875,359)	(23,304,551)	—	(198,252,680)
Cash flows (used in) provided by Financing Activities	(111,533,388)	(940,318)	(2,455,073)	(390,735)	—	(115,319,514)

					Inter-
	Operation in	Operation in	Operation in	Operation	country	Consolidated,
For the period ended December 31, 2020	Chile	Argentina	Brazil	Paraguay in	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	407,191,500	260,118,269	317,712,571	126,057,797	(578,764)	1,110,501,373
Other beverages	237,570,385	49,817,791	262,350,736	31,094,787	(359,666)	580,474,033
Packaging	—	8,891,560	—	—	(1,585,729)	7,305,831
Revenues from ordinary activities	644,761,885	318,827,620	580,063,307	157,152,584	(2,524,159)	1,698,281,237
Cost of sales	(392,720,439)	(172,065,726)	(373,444,835)	(86,791,818)	2,524,159	(1,022,498,659)
Distribution expenses	(59,897,972)	(49,112,014)	(34,784,528)	(8,737,504)	—	(152,532,018)
Administrative expenses	(112,306,460)	(69,668,104)	(79,674,089)	(21,990,282)	—	(283,638,935)
Financial income	6,437,945	1,169,193	7,068,396	270,345	—	14,945,879
Financial costs	(23,938,992)	(729,164)	(30,104,681)	—	—	(54,772,837)
Net financial costs	(17,501,047)	440,029	(23,036,285)	270,345	—	(39,826,958)
Share of entity in income of associates accounted for using the equity method, total	1,248,478	—	980,285	—	—	2,228,763
Income tax expense	(23,057,195)	(7,668,059)	(20,536,914)	(3,643,231)	—	(54,905,399)
Oher income (expenses)	(21,231,223)	(6,046,069)	3,064,104	222,477	—	(23,990,711)
Net income of the segment reported	19,296,027	14,707,677	52,631,045	36,482,571	—	123,117,320

Depreciation and amortization	50,271,626	22,895,329	27,339,714	10,413,848	—	110,920,517

Current assets	532,713,969	70,215,594	149,709,603	44,658,550	—	797,297,716
Non-current assets	636,275,547	144,802,176	643,447,811	226,241,150	—	1,650,766,684
Segment assets, total	1,168,989,516	215,017,770	793,157,414	270,899,700	—	2,448,064,400

Carrying amount in associates accounted for using the equity method, total	50,628,307	—	37,328,047	—	—	87,956,354
Segment disbursements of non-monetary assets	41,114,189	15,803,061	17,075,672	11,882,036	—	85,874,958

Current liabilities	198,669,957	58,904,281	96,144,933	24,337,015	—	378,056,186
Non-current liabilities	748,105,248	10,717,606	465,225,175	14,399,594	—	1,238,447,623
Segment liabilities, total	946,775,205	69,621,887	561,370,108	38,736,609	—	1,616,503,809

Cash flows (used in) provided by in Operating Activities	191,911,595	24,603,123	36,409,227	25,845,053	—	278,768,998
Cash flows (used in) provided by Investing Activities	(178,910,100)	(16,010,950)	(17,075,672)	(11,882,036)	—	(223,878,758)
Cash flows (used in) provided by Financing Activities	117,081,470	(167,606)	(3,443,826)	(429,077)	—	113,040,961

		Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2019	Chile Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Softdrinks	408,467,731	313,866,082	360,791,744	124,855,857	(366,490)	1,207,614,924
Other beverages	200,484,390	70,990,286	258,529,540	34,036,153	(450,559)	563,589,810
Packaging	—	9,779,472	—	—	(1,959,091)	7,820,381
Revenues from ordinary activities	608,952,121	394,635,840	619,321,284	158,892,010	(2,776,140)	1,779,025,115
Cost of sales	(359,465,664)	(214,447,259)	(384,838,875)	(92,368,109)	2,776,140	(1,048,343,767)
Distribution expenses	(59,076,433)	(56,421,024)	(42,673,570)	(8,825,262)		(166,996,289)
Administrative expenses	(114,250,801)	(89,276,114)	(98,071,441)	(24,305,453)		(325,903,809)
Finance income	1,286,021	1,346,501	42,327,682	195,587	—	45,155,791
Finance expense	(13,151,176)	999,370	(34,057,214)	—	—	(46,209,020)
Interest expense, net (1)	(11,865,155)	2,345,871	8,270,468	195,587	—	(1,053,229)
Share of the entity in income of associates	381,255	—	(3,796,338)	—	—	(3,415,083)
Income tax expense	(12,838,517)	(6,902,265)	(36,821,377)	(4,604,732)	—	(61,166,891)
Other income (loss)	(15,109,823)	(3,235,926)	21,754,242	(308,315)	—	3,100,178
Net income of the segment reported	36,726,983	26,699,123	83,144,393	28,675,726	—	175,246,225

Depreciation and amortization	46,105,063	25,369,034	29,945,887	9,667,300	—	111,087,284

Current assets	244,504,165	76,354,086	171,349,293	41,266,559	—	533,474,103
Non-current assets	657,069,423	165,116,212	786,979,234	248,309,451	—	1,857,474,320
Segment assets, total	901,573,588	241,470,298	958,328,527	289,576,010	—	2,390,948,423

Carrying amount in associates and joint ventures accounted for using the equity method, total	49,703,673	—	50,163,060	—	—	99,866,733

Segment disbursements of non-monetary assets	51,542,820	24,343,002	21,343,312	13,454,124	—	110,683,258

Current liabilities	193,298,799	68,120,885	124,248,587	25,990,081	—	411,658,352
Non-current liabilities	474,576,722	13,350,651	506,297,573	16,161,177	—	1,010,386,123
Segment liabilities, total	667,875,521	81,471,536	630,546,160	42,151,258	—	1,422,044,475

Cash flows provided by in Operating Activities	145,551,360	30,440,761	63,145,540	16,010,813	—	255,148,474
Cash flows (used in) provided by Investing Activities	(50,706,748)	(24,790,752)	(21,096,376)	(13,454,124)	—	(110,048,000)
Cash flows (used in) provided by Financing Activities	(100,352,068)	(616,475)	(25,654,792)	(489,302)	—	(127,112,637)